FINANCIAL INSTRUMENTS - Carrying amounts of financial instruments by category (Details) $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		$ 2,907	$ 1,819
Fair value through profit or loss		855	917
Derivatives used for hedging		139	485
Financial liabilities at amortized cost		(26,299)	(19,622)
Total		(22,398)	(16,401)
Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		(775)	(595)
Financial liabilities		(775)	(595)
Accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		(2,597)	(2,222)
Financial liabilities		(2,597)	(2,222)
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value through profit or loss		(38)
Financial liabilities, derivatives used for hedging		(65)
Financial liabilities at amortized cost		(469)
Financial liabilities		(572)
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		(22,458)	(16,805)
Financial liabilities		(22,458)	(16,805)
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		2,397	1,434
Financial assets		2,397	1,434
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		0	0
Financial assets, fair value through profit or loss		893	913
Financial assets		893	913
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		510	385
Financial assets, fair value through profit or loss		0	4
Financial assets, derivatives used for hedging		204	485
Financial assets		714	$ 874
AOSP
Disclosure of detailed information about financial instruments [line items]
Deferred purchase consideration payable	$ 375	$ 469